Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Par or Stated Value Per Share														$ 0.01	$ 0.01
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries										$ 2,200.0		$ 1,500.0	$ 2,500.0
Less: Net income (loss) attributable to non-controlling interests		$ 0.5	$ 2.3	$ 2.8	$ (1.2)	$ (2.2)	$ 4.3	$ (1.6)	$ 3.9	4.4		4.4	(1.7)
Loss on early extinguishment of long-term debt										0.0		181.2	0.0
Net income including non-controlling interests		321.3	562.4	734.6	776.3	229.8	598.8	547.2	669.4	2,394.6		2,045.2	1,911.9
Noncontrolling Interest, Period Increase (Decrease)										(9.3)		12.1	22.3
Statements of Income [Abstract]
Other revenue	[1]									5,695.8		5,228.4	4,550.5
Net investment income										916.4		945.9	916.3
Net realized capital gains (losses)										(64.5)		80.4	(8.8)
Total revenue		15,048.5	14,953.0	15,240.9	15,094.1	14,771.2	14,727.8	14,509.4	13,994.8	60,336.5		58,003.2	47,294.6
Operating expenses										11,649.3		10,837.7	8,645.4
Interest expense										363.6		329.3	333.7
Income before income taxes		584.5	1,022.9	1,261.6	1,366.6	428.7	996.9	924.6	1,149.7	4,235.6		3,499.9	2,940.5
Income taxes		(263.2)	(460.5)	(527.0)	(590.3)	(198.9)	(398.1)	(377.4)	(480.3)	(1,841.0)		(1,454.7)	(1,028.6)
Equity in earnings (losses) of affiliates, net										30.5		39.4	43.6
Net income attributable to the parent		320.8	560.1	731.8	777.5	232.0	594.5	548.8	665.5	2,390.2		2,040.8	1,913.6
Amortization of Acquired Intangible Assets										255.4		243.4	214.6
Current assets: [Abstract]
Cash and cash equivalents		2,524.3			1,420.4	1,420.4			1,412.3	1,420.4		1,412.3	2,579.2	$ 2,524.3	$ 1,420.4	$ 1,412.3	$ 2,579.2
Investments														3,014.8	2,595.2
Other receivables														2,443.2	2,065.9
Income taxes receivable														260.4	372.7
Deferred income taxes														0.0	443.0
Other current assets														2,515.0	2,193.0
Total current assets														12,738.5	11,764.0
Long-term Investments														21,664.8	22,193.9
Other long-term assets														1,307.0	1,130.0
Total assets														53,424.1	53,402.1	49,764.8
Current liabilities [Abstract]
Short-term Debt														0.0	500.0
Accrued expenses and other current liabilities														4,920.0	4,022.3
Total current liabilities														15,481.5	15,356.5
Long-term debt, less current portion														7,828.0	7,852.0
Other long-term liabilities														914.1	1,201.6
Total liabilities														37,245.5	38,850.3
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.5 billion shares authorized and 349.5 million shares issued and outstanding in 2015; 2.6 billion shares authorized and 349.8 million shares issued and outstanding in 2014) and additional paid-in capital														4,647.2	4,542.2
Retained earnings														12,797.4	11,051.7
Accumulated other comprehensive loss														(1,330.3)	(1,111.3)
Total Aetna shareholders' equity		16,114.3			$ 14,482.6	14,482.6				$ 14,482.6		14,482.6		16,114.3	14,482.6
Non-controlling interests														64.3	69.2
Total equity														16,178.6	14,551.8	14,078.2	10,429.2
Total liabilities and equity														$ 53,424.1	$ 53,402.1
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					349.8					349.8
Balance at beginning of period					$ 14,482.6					$ 14,482.6
Comprehensive income:
Net income attributable to the parent		$ 320.8	560.1	731.8	777.5	$ 232.0	594.5	548.8	665.5	2,390.2		2,040.8	1,913.6
Other comprehensive income:
Other Comprehensive Income (Loss)										(219.0)		(199.2)	121.3
Total comprehensive income										2,171.2		1,841.6	2,034.9
Common shares issued for benefit plans, including tax benefits										105.1		160.1	231.2
Repurchases of common shares										(296.3)		(1,218.1)	(1,407.7)
Dividends declared										$ (348.3)		$ (326.5)	(294.6)
Balance at end of period (in shares)		349.5				349.8				349.5		349.8
Balance at end of period		$ 16,114.3				$ 14,482.6				$ 16,114.3		$ 14,482.6
Cash flows from operating activities: [Abstract]
Net income attributable to the parent		320.8	$ 560.1	$ 731.8	777.5	232.0	$ 594.5	$ 548.8	665.5	2,390.2		2,040.8	1,913.6
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates										(30.5)		(39.4)	(43.6)
Stock-based compensation expense										180.6		163.8	127.1
Net realized capital (gains) losses										64.5		(80.4)	8.8
Net change in other assets and other liabilities										(604.5)		(551.0)	(26.5)
Net cash provided by operating activities										3,866.1		3,372.8	2,278.7
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments										12,298.8		9,484.3	13,382.0
Cost of investments										(12,942.8)		(10,803.9)	(13,178.4)
Cash used for acquisitions, net of cash acquired										(20.6)		(440.5)	(1,644.3)
Net cash used for investing activities										(1,027.5)		(2,129.7)	(1,919.8)
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt										(228.8)		(1,797.8)	0.0
Issuance of long-term debt										0.0		1,482.4	0.0
Net (repayment) issuance of short-term debt										(500.0)		500.0	0.0
Common shares issued under benefit plans, net										(143.2)		(60.3)	11.8
Stock-based compensation tax benefits										53.3		41.3	83.4
Common shares repurchased										(296.3)		(1,218.1)	(1,407.7)
Collateral held on interest rate swaps										(25.3)		(77.3)	39.9
Dividends paid to shareholders										(348.7)		(320.6)	(278.7)
Net cash used for financing activities										(1,734.7)		(1,235.0)	(1,525.8)
Net increase (decrease) in cash and cash equivalents										1,103.9		8.1	(1,166.9)
Cash and cash equivalents, beginning of period					$ 1,420.4				$ 1,412.3	1,420.4		1,412.3	2,579.2
Cash and cash equivalents, end of period		$ 2,524.3				$ 1,420.4				2,524.3		1,420.4	1,412.3
Supplemental Cash Flow Information [Abstract]
Interest paid										338.0		$ 379.0	364.0
Common shares issued to acquire Coventry (in shares)												52.2
Common shares issued to acquire Coventry													3,064.6
Pension Settlement Charge										0.0		$ 72.5	0.0
Pension settlement charge										$ 0.0	[2]	$ (111.6)	$ 0.0
Common Stock, Shares Authorized														2,500.0	2,600.0
Common Stock, Shares, Issued														349.5	349.8
Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					349.8				362.2	349.8		362.2	327.6
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)										2.7		3.5	5.4
Repurchases of common shares (in shares)										(3.0)		(15.9)	(23.0)
Balance at end of period (in shares)		349.5				349.8				349.5		349.8	362.2
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry (in shares)													52.2
Common Stock Including Additional Paid in Capital [Member]
Noncontrolling Interest, Period Increase (Decrease)										$ 0.0		$ 0.0	$ (8.7)
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		$ 4,647.2			$ 4,542.2	$ 4,542.2			$ 4,382.2	4,542.2		4,382.2	1,095.3	$ 4,647.2	$ 4,542.2	4,382.2	1,095.3
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					4,542.2				4,382.2	4,542.2		4,382.2	1,095.3
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits										105.1		160.1	231.2
Repurchases of common shares										(0.1)		(0.1)	(0.2)
Balance at end of period		4,647.2				4,542.2				4,647.2		4,542.2	4,382.2
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry													3,064.6
Parent [Member]
Noncontrolling Interest, Period Increase (Decrease)										0.0		0.0	(8.7)
Statements of Income [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		16,114.3			14,482.6	14,482.6			14,025.5	14,482.6		14,025.5	10,405.8	16,114.3	14,482.6	14,025.5	10,405.8
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					14,482.6				14,025.5	14,482.6		14,025.5	10,405.8
Comprehensive income:
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Other comprehensive income:
Other Comprehensive Income (Loss)										(219.0)		(199.2)	121.3
Common shares issued for benefit plans, including tax benefits										105.1		160.1	231.2
Repurchases of common shares										(296.3)		(1,218.1)	(1,407.7)
Dividends declared										(348.3)		(326.5)	(294.6)
Balance at end of period		16,114.3				14,482.6				16,114.3		14,482.6	14,025.5
Cash flows from operating activities: [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry													3,064.6
Noncontrolling Interest [Member]
Less: Net income (loss) attributable to non-controlling interests										4.4		4.4	(1.7)
Noncontrolling Interest, Period Increase (Decrease)										(9.3)		12.1	31.0
Shareholders' equity [Abstract]
Non-controlling interests														64.3	69.2	52.7	23.4
Retained Earnings [Member]
Statements of Income [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		12,797.4			11,051.7	11,051.7			10,555.4	11,051.7		10,555.4	10,343.9	12,797.4	11,051.7	10,555.4	10,343.9
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					11,051.7				10,555.4	11,051.7		10,555.4	10,343.9
Comprehensive income:
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Other comprehensive income:
Repurchases of common shares										(296.2)		(1,218.0)	(1,407.5)
Dividends declared										(348.3)		(326.5)	(294.6)
Balance at end of period		12,797.4				11,051.7				12,797.4		11,051.7	10,555.4
Cash flows from operating activities: [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Accumulated Other Comprehensive Loss [Member]
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		(1,330.3)			(1,111.3)	(1,111.3)			(912.1)	(1,111.3)		(912.1)	(1,033.4)	$ (1,330.3)	$ (1,111.3)	(912.1)	(1,033.4)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					(1,111.3)				(912.1)	(1,111.3)		(912.1)	(1,033.4)
Other comprehensive income:
Other Comprehensive Income (Loss)										(219.0)		(199.2)	121.3
Balance at end of period		(1,330.3)				(1,111.3)				(1,330.3)		(1,111.3)	(912.1)
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry													0.0
Parent Company [Member]
Common Stock, Par or Stated Value Per Share														$ 0.01	$ 0.01
Loss on early extinguishment of long-term debt										0.0		181.2	0.0
Statements of Income [Abstract]
Other revenue	[3]									109.6		0.0	0.0
Net investment income										0.2		0.6	3.1
Net realized capital gains (losses)										0.1		28.1	2.8
Total revenue										109.9		28.7	5.9
Operating expenses										188.2		279.1	142.7
Interest expense										337.5		298.2	312.3
Total expenses										525.7		758.5	455.0
Income before income taxes										(415.8)		(729.8)	(449.1)
Income taxes										93.0		247.9	142.3
Equity in earnings (losses) of affiliates, net	[4],[5]									2,713.0		2,522.7	2,220.4
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Amortization of Acquired Intangible Assets										166.0		158.2	139.5
Current assets: [Abstract]
Cash and cash equivalents		175.6			17.8	17.8			187.6	17.8		187.6	2,206.7	$ 175.6	$ 17.8	187.6	2,206.7
Investments														0.4	66.3
Other receivables														97.8	0.0
Income taxes receivable														34.4	130.2
Deferred income taxes														0.0	70.7
Other current assets														201.5	112.0
Total current assets														509.7	397.0
Investment in affiliates	[6]													23,235.7	22,549.9
Long-term Investments														19.2	0.0
Deferred income taxes														270.3	258.3
Other long-term assets														125.8	48.2
Total assets														24,160.7	23,253.4
Current liabilities [Abstract]
Short-term Debt														0.0	500.0
Accrued expenses and other current liabilities														625.8	718.6
Total current liabilities														625.8	1,218.6
Long-term debt, less current portion														6,750.7	6,745.1
Employee benefit liabilities														552.7	690.8
Accrued Income Taxes														5.9	4.7
Other long-term liabilities														47.0	42.4
Total liabilities														7,982.1	8,701.6
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.5 billion shares authorized and 349.5 million shares issued and outstanding in 2015; 2.6 billion shares authorized and 349.8 million shares issued and outstanding in 2014) and additional paid-in capital														4,647.2	4,542.2
Retained earnings														12,797.4	11,051.7
Accumulated other comprehensive loss														(1,330.3)	(1,111.3)
Total Aetna shareholders' equity		$ 16,114.3			$ 14,482.6	$ 14,482.6			14,025.5	$ 14,482.6		14,025.5	10,405.8	16,114.3	14,482.6	14,025.5	10,405.8
Non-controlling interests														64.3	69.2
Total equity														16,178.6	14,551.8
Total liabilities and equity														24,160.7	23,253.4
Goodwill and Other Acquired Intangible Assets														$ 12,300.0	$ 12,600.0
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					349.8					349.8
Balance at beginning of period					$ 14,482.6				14,025.5	$ 14,482.6		14,025.5	10,405.8
Comprehensive income:
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Other comprehensive income:
Other Comprehensive Income (Loss)										(219.0)		(199.2)	121.3
Total comprehensive income										2,171.2		1,841.6	2,034.9
Common shares issued for benefit plans, including tax benefits										105.1		160.1	231.2
Repurchases of common shares										(296.3)		(1,218.1)	(1,407.7)
Dividends declared										$ (348.3)		$ (326.5)	(294.6)
Balance at end of period (in shares)		349.9				349.8				349.9		349.8
Balance at end of period		$ 16,114.3				$ 14,482.6				$ 16,114.3		$ 14,482.6	14,025.5
Cash flows from operating activities: [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	[4],[5]									(2,713.0)		(2,522.7)	(2,220.4)
Stock-based compensation expense										180.6		163.8	127.1
Net realized capital (gains) losses										(0.1)		(28.1)	(2.8)
Net change in other assets and other liabilities										(239.0)		132.1	(65.5)
Net cash provided by operating activities										(381.3)		78.7	(248.0)
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments										66.0		18.0	701.5
Cost of investments										0.0		(86.3)	(532.0)
Dividends received from affiliates, net										1,733.3		895.1	2,625.0
Cash used for acquisitions, net of cash acquired	[7]									0.0		0.0	(3,014.3)
Net cash used for investing activities										1,799.3		826.8	(219.8)
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt										0.0		(1,422.7)	0.0
Issuance of long-term debt										0.0		1,482.4	0.0
Net (repayment) issuance of short-term debt										(500.0)		500.0	0.0
Common shares issued under benefit plans, net										(143.2)		(60.3)	11.8
Stock-based compensation tax benefits										53.3		41.3	83.4
Common shares repurchased										(296.3)		(1,218.1)	(1,407.7)
Collateral held on interest rate swaps										(25.3)		(77.3)	39.9
Dividends paid to shareholders										(348.7)		(320.6)	(278.7)
Net cash used for financing activities										(1,260.2)		(1,075.3)	(1,551.3)
Net increase (decrease) in cash and cash equivalents										157.8		(169.8)	(2,019.1)
Cash and cash equivalents, beginning of period					$ 17.8				$ 187.6	17.8		187.6	2,206.7
Cash and cash equivalents, end of period		$ 175.6				$ 17.8				175.6		17.8	187.6
Supplemental Cash Flow Information [Abstract]
Interest paid										275.5		286.1	301.4
Income taxes refunded										281.7		198.2	294.0
Common shares issued to acquire Coventry													3,064.6
Pension and Other Postretirement Benefit Expense												$ 111.6	$ 0.0
Pension settlement charge										$ 0.0
Common Stock, Shares Authorized														2,500.0	2,600.0
Common Stock, Shares, Issued														349.9	349.8
Parent Company [Member] | Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)					349.8				362.2	349.8		362.2	327.6
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)										2.7		3.5	5.4
Repurchases of common shares (in shares)										(3.0)		(15.9)	(23.0)
Balance at end of period (in shares)		349.5				349.8				349.5		349.8	362.2
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry (in shares)													52.2
Parent Company [Member] | Common Stock Including Additional Paid in Capital [Member]
Noncontrolling Interest, Period Increase (Decrease)										$ 0.0		$ 0.0	$ (8.7)
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		$ 4,647.2			$ 4,542.2	$ 4,542.2			$ 4,382.2	4,542.2		4,382.2	1,095.3	$ 4,647.2	$ 4,542.2	4,382.2	1,095.3
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					4,542.2				4,382.2	4,542.2		4,382.2	1,095.3
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits										105.1		160.1	231.2
Repurchases of common shares										(0.1)		(0.1)	(0.2)
Balance at end of period		4,647.2				4,542.2				4,647.2		4,542.2	4,382.2
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry													3,064.6
Parent Company [Member] | Parent [Member]
Noncontrolling Interest, Period Increase (Decrease)										0.0		0.0	(8.7)
Parent Company [Member] | Noncontrolling Interest [Member]
Less: Net income (loss) attributable to non-controlling interests										4.4		4.4	(1.7)
Noncontrolling Interest, Period Increase (Decrease)										(9.3)		12.1	31.0
Shareholders' equity [Abstract]
Non-controlling interests														64.3	69.2	52.7	23.4
Parent Company [Member] | Stockholders' Equity, Total [Member]
Net income including non-controlling interests										2,394.6		2,045.2	1,911.9
Noncontrolling Interest, Period Increase (Decrease)										(9.3)		12.1	22.3
Shareholders' equity [Abstract]
Total equity														16,178.6	14,551.8	14,078.2	10,429.2
Other comprehensive income:
Other Comprehensive Income (Loss)										(219.0)		(199.2)	121.3
Common shares issued for benefit plans, including tax benefits										105.1		160.1	231.2
Repurchases of common shares										(296.3)		(1,218.1)	(1,407.7)
Dividends declared										(348.3)		(326.5)	(294.6)
Supplemental Cash Flow Information [Abstract]
Common shares issued to acquire Coventry													3,064.6
Parent Company [Member] | Retained Earnings [Member]
Statements of Income [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		12,797.4			11,051.7	11,051.7			10,555.4	11,051.7		10,555.4	10,343.9	12,797.4	11,051.7	10,555.4	10,343.9
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					11,051.7				10,555.4	11,051.7		10,555.4	10,343.9
Comprehensive income:
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Other comprehensive income:
Repurchases of common shares										(296.2)		(1,218.0)	(1,407.5)
Dividends declared										(348.3)		(326.5)	(294.6)
Balance at end of period		12,797.4				11,051.7				12,797.4		11,051.7	10,555.4
Cash flows from operating activities: [Abstract]
Net income attributable to the parent										2,390.2		2,040.8	1,913.6
Parent Company [Member] | Accumulated Other Comprehensive Loss [Member]
Shareholders' equity [Abstract]
Total Aetna shareholders' equity		(1,330.3)			(1,111.3)	(1,111.3)			(912.1)	(1,111.3)		(912.1)	(1,033.4)	$ (1,330.3)	$ (1,111.3)	$ (912.1)	$ (1,033.4)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period					$ (1,111.3)				$ (912.1)	(1,111.3)		(912.1)	(1,033.4)
Other comprehensive income:
Other Comprehensive Income (Loss)										(219.0)		(199.2)	121.3
Balance at end of period		$ (1,330.3)				$ (1,111.3)				(1,330.3)		(1,111.3)	(912.1)
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	[8]									(69.4)		1.4	(72.6)
Other comprehensive income:
Other Comprehensive Income (Loss)	[8]									(16.2)		0.7	(23.1)
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	[8]									(45.1)		0.9	(47.2)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	[8]									(28.9)		0.2	(24.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	[8]									(44.4)		0.3	(37.1)
Net Unrealized Gains (Losses) Previously Impaired Securities [Member] | Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax										(69.4)		1.4	(72.6)
Other comprehensive income:
Other Comprehensive Income (Loss)	[9]									(16.2)		0.7	(23.1)
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	[9]									(45.1)		0.9	(47.2)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	[9]									(28.9)		0.2	(24.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax										(44.4)		0.3	(37.1)
Net Unrealized Gains (Losses) All Other Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax										(489.7)		364.5	(803.2)
Other comprehensive income:
Other Comprehensive Income (Loss)										(255.6)		241.2	(498.4)
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										(318.3)		236.9	(522.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax										(62.7)		(4.3)	(23.7)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax										(96.5)		(6.6)	(36.5)
Net Unrealized Gains (Losses) All Other Securities [Member] | Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax										(489.7)		364.5	(803.2)
Other comprehensive income:
Other Comprehensive Income (Loss)										(255.6)		241.2	(498.4)
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										(318.3)		236.9	(522.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax										(62.7)		(4.3)	(23.7)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax										(96.5)		(6.6)	(36.5)
Foreign Currency Gain (Loss) [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)										(13.1)		(61.3)	29.9
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax										(16.9)		(58.6)	26.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax										(3.8)		2.7	(3.5)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax										(26.0)		(90.2)	40.6
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax										(5.8)		4.2	(5.4)
Foreign Currency Gain (Loss) [Member] | Parent Company [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)										(13.1)		(61.3)	29.9
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax										(16.9)		(58.6)	26.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax										(3.8)		2.7	(3.5)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax										(26.0)		(90.2)	40.6
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax										(5.8)		4.2	(5.4)
Pension and OPEB Plan [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)										65.9		(379.8)	612.9
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax										26.9		(480.6)	565.1
Recognized net actuarial losses										(41.7)		(31.0)	(50.5)
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax										2.7		2.7	2.7
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax										41.4		(739.4)	869.3
Amortization of net actuarial loss, before tax										(64.1)		(47.6)	(77.7)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax										4.1		4.0	4.1
Pension and OPEB Plan [Member] | Parent Company [Member]
Other comprehensive income:
Other Comprehensive Income (Loss)										65.9		(379.8)	612.9
Supplemental Cash Flow Information [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax										26.9		(480.6)	565.1
Recognized net actuarial losses										(41.7)		(31.0)	(50.5)
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax										2.7		2.7	2.7
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax										41.4		(739.4)	869.3
Amortization of net actuarial loss, before tax										(64.1)		(47.6)	(77.7)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax										4.1		4.0	4.1
Pension Plan [Member]
Supplemental Cash Flow Information [Abstract]
Pension Settlement Charge										$ 0.0	[10]	(72.5)
Pension settlement charge	[2]											111.6
Pension Plan [Member] | Parent Company [Member]
Supplemental Cash Flow Information [Abstract]
Pension Settlement Charge	[10]											(72.5)	$ 0.0
Pension settlement charge												$ 111.6

[1]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $112 million, $102 million and $86 million (net of pharmaceutical and processing costs of $1.3 billion, $1.3 billion and $1.1 billion) for 2015, 2014 and 2013, respectively.
[2]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 beginning on page 118 for additional information on the pension settlement charge.
[3]	In the year ended December 31, 2015, other revenue includes litigation-related proceeds, net of legal costs. Refer to Note 20 of Notes to Consolidated Financial Statements beginning on page 143 of the Annual Report for additional information.
[4]	Includes after-tax amortization of other acquired intangible assets of $166.0 million, $158.2 million and $139.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.
[5]	Includes after-tax amortization of other acquired intangible assets of $166.0 million, $158.2 million and $139.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.
[6]	Includes goodwill and other acquired intangible assets of $12.3 billion and $12.6 billion at December 31, 2015 and 2014, respectively.
[7]	Represents parent company cash used primarily for the Coventry acquisition in 2013.
[8]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.
[9]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.
[10]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan. We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 of Notes to Consolidated Financial Statements beginning on page 118 of the Annual Report for additional information on the pension settlement charge.